Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Basis of presentation
Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar" "$" or "US$") rounded to the nearest million, unless otherwise stated. The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, its consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary (though not directly or indirectly holding more than 50% of the voting control).
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2020 (SEC File No. 333-224459).
Bankruptcy accounting	Bankruptcy accountingWe have operated as a debtor-in-possession from February 10, 2021. We have prepared our Consolidated Financial Statements under Accounting Standards Codification 852, Reorganizations ("ASC 852"). ASC 852 requires that the financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that were realized or incurred in the bankruptcy proceedings are recorded in “Reorganization items" on our Consolidated Statements of Operations. In addition, ASC 852 requires changes in the accounting and presentation of significant items on the Consolidated Balance Sheets, particularly liabilities. Pre-petition obligations that may have been impacted by the Chapter 11 reorganization process have been classified on the Consolidated Balance Sheets within "Liabilities subject to compromise". For details of the Chapter 11 process, refer to Note 3 - "Chapter 11 Proceedings".
Use of Estimates
Use of Estimates

The preparation of our consolidated financial statements requires us to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, revenues and expenses and related disclosure of contingent assets and liabilities. The full extent to which the COVID-19 pandemic will directly or indirectly impact our business, results of operations and financial condition, including sales, expenses and reserves and allowances will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact on local, regional, national and international customers and markets. We have made estimates of the impact of COVID-19 within our financial statements and there may be changes to those estimates in future periods. Actual results may differ from these estimates.

Recently adopted and issued accounting standards
Recently adopted accounting standards

We have not adopted any new accounting standard updates ("ASUs") since the reporting date of our Form 20-F report.

Other ASUs

We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:
ASU 2019-12 Income Taxes (Topic 740): Simplifying the accounting for income taxes

In December 2019, the FASB issued ASU 2019-12. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance will be effective from January 1, 2021 on a mainly prospective basis, with early adoption permitted. This amendment had no material impact on our consolidated financial statements or related disclosures.

Recently issued accounting standards

The FASB issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:

ASU 2020-04 & ASU 2021-01 Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). This update is intended to provide relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update are elective and apply to all entities that have derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments in this update do not apply to contract modifications made after December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2020-06 Debt with Conversion and Other Options and Hedging - Contracts in Entity's Own Equity

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40) which simplifies the accounting for convertible instruments, such as exchangeable debt, by limiting the accounting models that result in separately recognizing embedded conversion features from the host contract. The accounting standards update also enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. Update 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. We are in the process of evaluating the impact this amendment will have on our Consolidated Financial Statements and related disclosures.

Revenue from contracts with customers	Deferred revenue - The deferred revenue balance of $24 million reported in "Other current liabilities" at June 30, 2021 is expected to be realized within the next twelve months and $7 million reported in "Other non-current liabilities" is expected to be realized within the following twelve months. The deferred revenue included consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations.
Leases
Credit risk and concentration of risk	We have financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of our counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. However, we are exposed to a higher level of credit risk on certain related party receivable balances. Please refer to Note 4 - "Current expected credit losses" for details of allowances established for credit losses.
Foreign exchange risk
Foreign exchange risk
As is customary in the oil and gas industry, most of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposure primarily relates to foreign denominated cash and working capital balances. Historically, these exposures have not caused a significant amount of fluctuation in net income or cash flows and therefore we have not hedged them.
Interest rate risk	Interest rate riskOur exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements.